Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Asset
Schedule of intangible asset

Total
RMB
Balance as of January 1, 2018	—
Addition	2,852,370
Amortization	(491,069)
Foreign currency translation difference	218,037
Balance as of December 31, 2018	2,579,338
Amortization	(619,733)
Foreign currency translation difference	34,687
Balance as of December 31, 2019	1,994,292

Schedule of estimated annual amortization expense

	Amortization
	RMB	US$
2020	629,233	90,384
2021	627,514	90,137
2022	627,514	90,137
2023	110,031	15,805